Cover II	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Contact Personnel Name	GARTH WRIGHT
Entity Address Address Line 1	1 CHURCHILL PLACE
Entity Address Postal Zip Code	E14 5HP
Entity Address City Or Town	LONDON
Entity Address, Country	GB
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	GARTH WRIGHT
Entity Address Address Line 1	1 CHURCHILL PLACE
Entity Address Postal Zip Code	E14 5HP
Entity Address City Or Town	LONDON
Entity Address, Country	GB
City Area Code	+44 (0)20
Local Phone Number	7116 3170